Plan Description	12 Months Ended
Dec. 31, 2025
EBP002 [Member]
EBP, Description of Plan [Line Items]
Plan Description

Note 1—Plan Description

The following description of the Phillips 66 Savings Plan (Plan) provides only general information. Participants should refer to the plan document and summary plan description for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution, 401(k) profit sharing plan sponsored by Phillips 66 Company (the Company), a wholly owned subsidiary of Phillips 66.

Vanguard Group, Inc. serves as record-keeper. Vanguard Fiduciary Trust Company (Vanguard) serves as trustee for the Plan. Northern Trust Company serves as trustee of the Plan's Stable Value Fund (SVF).

Investments in the Plan are participant directed. Plan assets are invested in a variety of investment funds; however, the Phillips 66 Leveraged Stock Fund, ConocoPhillips Stock Fund and ConocoPhillips Leveraged Stock Fund are closed to new investments. The ConocoPhillips Stock Fund and ConocoPhillips Leveraged Stock Fund were transferred into the Plan from the Company's predecessor at the Plan's inception on May 1, 2012. If any participant has not made investment elections, the contributions will be invested in the Vanguard Target Retirement Trust with a target date closest to the participant's 65th birthday.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended.

Eligibility

Generally, active employees of the Company and related entities on the direct U.S. dollar payroll are eligible to participate in the Plan. Union employees whose collective bargaining agreement does not provide for participation in the Plan are not eligible.

Thrift Feature

Participants may contribute between 1% and 75% of pay, as defined in the Plan document (Pay), on a Roth 401(k) basis, a before-tax basis, an after-tax basis, or in any combination thereof. Participants are eligible to make catch-up contributions to the Plan beginning in the year they attain age 50. The Company matches one dollar for each dollar contributed by an active participant up to 8% of Pay. In 2025, the Company made matching contributions to the Thrift of $150 million.

The Plan has an automatic enrollment feature for new employees with the initial contribution rate set at 8% of Pay, contributed on a before-tax basis. Participants can change the contribution rate and type of contribution at any time and can also elect not to contribute to the Plan. A participant’s rate has an automatic annual increase election of 1% in July of each year following the year participation in the Plan begins until it reaches 10%.

Participant Accounts

Each participant’s account is credited with his or her contributions, Company contributions and allocations of investment earnings, and is charged with an allocation of investment and administrative expenses. Investment earnings are allocated based on the participant’s share of net earnings or losses for his or her respective elected investment options. Participants are charged $32 per member per year (paid quarterly) for administrative expenses. This fixed-fee arrangement is separated from investment fees to provide greater cost transparency. The benefit to which a participant is entitled is the benefit that could be provided from the participant’s vested account.

Vesting

Participants are immediately vested in employee contributions and Company contributions. Company retirement contributions held in an employer contribution account that transferred from the DCP Plan are subject to a 5-year graded vesting requirement.

Voting Rights

As a beneficial owner of Phillips 66 stock (Company Stock), Plan participants and beneficiaries are entitled to direct the trustee to vote the Company Stock attributable to their accounts. Company Stock means the stock held in the Phillips 66 Stock Fund and the Phillips 66 Leveraged Stock Fund accounts. Company Stock does not refer to shares of ConocoPhillips Stock Fund or ConocoPhillips Leveraged Stock Fund held by the Plan.

Diversification

Generally, participants may make unlimited exchanges out of any investment fund in any dollar amount, whole percentages, or shares of their account to another investment fund subject to the exchange rules in the Plan document. In addition, using selected investment percentages, a participant may request a reallocation of both the existing account and future contribution allocations or a rebalancing of the participant’s existing account.

Share Accounting Method for Leveraged Company Stock

Any shares purchased or sold for the Plan on any business day are valued at the Participant Transaction Price, as defined by the Plan, which is calculated using a weighted-average price of the Company Stock traded on that business day and any carryover impact as described in the Plan document.

Distributions

Total distributions from participant accounts can be made upon the occurrence of specified events, including the attainment of age 59½, death, disability, or termination of employment. Partial distributions, before the occurrence of a specified event, are permitted including in cases of specified financial hardship.

Generally, distributions from participant accounts invested in the Company Stock Fund, Company Leveraged Stock Fund, ConocoPhillips Stock Fund and ConocoPhillips Leveraged Stock Fund can be made in cash, stock, or a combination of both. Distributions from all other funds in the Plan are made in cash. An election to make an eligible rollover distribution is also available. A terminated employee or a beneficiary who is the surviving spouse of a participant is eligible to elect a distribution based on a fixed-dollar amount or life-expectancy installment payments.

Dividend Pass Through

A participant can make an election to receive cash dividends from the Phillips 66 Stock Fund and the Phillips 66 Leveraged Stock Fund on the portion of that participant’s account invested in Company Stock. The distribution of these dividends is made on each dividend payment date.

Participant Loans

Active employees can request a loan from their account in the Plan if their balance is at least $2,000. The minimum loan amount is $1,000. Generally, the maximum loan amount is the lesser of $50,000 or one-half of the participant’s account balance. Loans are secured by the balance in the participant’s account and bear interest at a rate of prime plus 1%. Loan repayments are made through payroll deductions in equal amounts (or through automatic electronic debits (ACH) for participants who have left the Company). Three outstanding loans are available at a time, one of which can be a home loan. Generally, the maximum term of a home loan is 238 months, and the maximum term of a general purpose loan is 58 months; however this time may be extended related to the suspension of loan repayments under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act).

Participants on an unpaid leave other than military leave or a participant receiving workers' compensation, state disability or short-term disability with insufficient pay to make loan repayments by payroll deductions can elect to make loan payments through electronic debit payments from a bank or other financial institution or submit a cashier's check, certified check or money order. Loans may also be suspended for up to one year for a participant who is on a non-military leave of absence for which full pay is not received.

Trust Agreements

There are two trust agreements in place. One trust agreement is with Vanguard and it provides for the administration of certain assets in the Plan.

The other trust agreement with Northern Trust Company is for the SVF and is managed under the Stable Value Fund Trust Agreement. The assets in this fund include stable value investment contracts and a short-term investment fund (STIF). Underlying the stable value investment contracts were units of common/collective trust (CCT) funds.

Administration

The Plan is administered by the Investment Committee and Benefits Committee (Committees), a Plan Financial Administrator, and a Plan Benefits Administrator, collectively referred to as the Plan Administrators. Members of the Committees are appointed by the Board of Directors of the Company or its delegate, the Chief Executive Officer of the Company. The Plan Financial Administrator and the Plan Benefits Administrator are the persons who occupy, respectively, the Company positions of Senior Vice President, Treasurer and Vice President, Total Rewards. Members of the Committees and the Plan Administrators serve without compensation, but are reimbursed by the Company for necessary expenditures incurred in the discharge of their duties. Administrative expenses of the Plan are paid from assets of the Plan to the extent allowable by law, unless paid by the Company.